Trade and other receivables - Disclosure of Trade Receivables Denominated in Other Currency Explanatory (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	SFr 286	SFr 295
EUR
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	286	0
USD
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	SFr 0	SFr 295